Redeemable non-controlling interests (Tables)	6 Months Ended
Jun. 30, 2026
Noncontrolling Interest [Abstract]
Schedule of Change in Carrying Amount of Redeemable Noncontrolling Interests
The change in the carrying amount of redeemable noncontrolling interests is as follows:

Six Months Ended June 30, 2026
Balance at January 1, 2026	—
Initial recognition	14,638
Net loss attributable to redeemable noncontrolling interests	(1,686)
Accretion to redemption value of redeemable noncontrolling interests	1,809
Total	14,761